Other Liabilities, Provisions and Commitments - Summary of Other Current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
Short-term employee benefits	$ 6,567	$ 5,890
Accrued expenses	6,288	5,627
Other	734	333
Other current liabilities	$ 13,589	$ 11,850